Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share

	Six Months Ended December 31
	2025 £’000	2024 £’000
(Loss) / Profit for the year, attributable to equity holders of the Company	(15,063)	9,098

	Six Months Ended December 31
	2025 £’000	2024 £’000
Weighted average number of shares outstanding	52,957,541	59,269,752
(Loss) / Earnings per share - basic (£)	(0.28)	0.15

	Six Months Ended December 31
	2025 £’000	2024 £’000
(Loss) / Profit for the year, attributable to equity holders of the Company	(15,063)	9,098

	Six Months Ended December 31
	2025	2024
Weighted average number of shares outstanding	52,957,541	59,269,752
Diluted by options in issue and contingent shares	—	202,498
Weighted average number of shares outstanding (diluted)	52,957,541	59,472,250
(Loss) / Earnings per share - diluted (£)	(0.28)	0.15